Other Non-current Assets (Tables)	3 Months Ended
Mar. 31, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets, consisted of the following:
	December 31,	March 31,
	2024	2025
Other cloud infrastructure	$11,458	$11,525
	$11,458	$11,525